Cash Flow - Schedule of Cash Flows from Operating Activities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Cash Flow [Abstract]
Profit from operations	£ 5,097	£ 4,380	£ 9,016
Depreciation, amortisation and impairment	533	521	1,512
Increase in inventories	(574)	(666)	(371)
Decrease in receivables related to the charge in respect of the Quebec Class Action		436	436
Increase in trade and other receivables	(368)	(368)	(699)
Decrease in provision for MSA	(386)	(622)	(124)
(Decrease)/increase in trade and other payables	(4)	(309)	730
Decrease in net retirement benefit liabilities	(26)	(19)	(40)
(Decrease)/increase in other provisions	(245)		382
Other non-cash items	7	41	106
Cash generated from operating activities	4,034	3,394	10,948
Dividends received from associates	2	2	252
Tax paid	(552)	(1,108)	(2,204)
Net cash generated from operating activities	£ 3,484	£ 2,288	£ 8,996